Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- Controlling Interest	Total
Balance at Dec. 31, 2023	$ 17,925	$ 2,384		$ 71,532,253	$ (39,751,871)	$ (268,562)	$ (3,120,520)	$ 28,411,609
Balance (in Shares) at Dec. 31, 2023	179,250,754	23,843,096
Conversion of Convertible Debenture and the payment of make-whole interest by shares	$ 15,801			1,182,046				1,197,847
Conversion of Convertible Debenture and the payment of make-whole interest by shares (in Shares)	158,008,750
Issuance of Warrants K in consideration for the investor to purchase Convertible Debenture				800				800
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan		$ 189	0	213,144				213,333
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)		1,888,889
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan		$ 1,850		182,550				184,400
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan (in Shares)		18,500,000
Deconsolidation of subsidiaries							(199,288)	(199,288)
Net loss					(7,639,499)		(93,300)	(7,732,799)
Other comprehensive income (loss)						(72,169)	69,849	(2,320)
Balance at Jun. 30, 2024	$ 33,726	$ 4,423		73,110,793	(47,391,370)	(340,731)	(3,343,259)	22,073,582
Balance (in Shares) at Jun. 30, 2024	337,259,504	44,231,985
Balance at Dec. 31, 2024	$ 177,760	$ 6,539	(49,637)	77,917,463	(67,201,367)	(312,081)	(3,341,696)	7,196,981
Balance (in Shares) at Dec. 31, 2024	1,777,596,090	65,387,845
Reclassification of subscription receivable in connection with extinguishment of liabilities			49,637	(49,637)
Conversion of Convertible Debenture and the payment of make-whole interest by shares	$ 5,634			49,917				55,551
Conversion of Convertible Debenture and the payment of make-whole interest by shares (in Shares)	56,337,500
Conversion of August 2024 Convertible Debenture and the payment of make-whole interest by shares	$ 182,853			1,016,180				1,199,033
Conversion of August 2024 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	1,828,532,500
Issuance of Class A Ordinary Shares as a result of the partial exercise of Warrants E	$ 325,000			2,592,797				2,917,797
Issuance of Class A Ordinary Shares as a result of the partial exercise of Warrants E (in Shares)	3,250,000,000
Issuance of Warrants K in consideration for the investor to purchase Convertible Debenture				578,089				578,089
Issuance of Warrants L in consideration for the investor to purchase May 2025 Convertible Debenture				28,849				28,849
Net loss					(7,579,465)		(6,366)	(7,585,831)
Other comprehensive income (loss)						93,410	(53,245)	40,165
Balance at Jun. 30, 2025	$ 691,247	$ 6,539		$ 82,133,658	$ (74,780,832)	$ (218,671)	$ (3,401,307)	$ 4,430,634
Balance (in Shares) at Jun. 30, 2025	6,912,466,090	65,387,845